Business Combination and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 03, 2022
Business Combination and Goodwill [Line Items]
Percentage of acquired	50.00%			100.00%
Payment in cash		$ 350,000
Net loss	$ 448,779	93,000
Revenue	674,855	5,378,414
Goodwill	600,000
Business Combinations [Member]
Business Combination and Goodwill [Line Items]
Paid in shares	$ 250,000